State Street SPDR FTSE International Government Inflation-Protected Bond ETF Investment Objectives and Goals - State Street SPDR FTSE International Government Inflation-Protected Bond ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® FTSE International Government Inflation-Protected Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR FTSE International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States.